Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Millions			12 Months Ended
	Mar. 31, 2021	Jan. 05, 2021	Dec. 31, 2022 EUR (€) entity
General principles and statement of compliance
Number of entities being consolidated | entity			2
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest	100.00%	100.00%	100.00%
Non-controlling interests | €			€ 0.0